Equity Incentive Plans - Additional Information - Graphite Bio, Inc. (Details) - USD ($)			12 Months Ended
	Jan. 01, 2023	Jan. 01, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Increase in shares available for issuance	564,000	564,000
Common stock, issued (in shares)			9,915,013	9,915,013
Total accrued liabilities			$ 12,803,000	$ 4,744,000
Graphite Bio, Inc.
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock vesting period			4 years
Class A common stock shares reserved for future issuance (in shares)			17,428,919	13,893,161
Early exercise of stock options repurchase right lapse period			180 days
Common stock, issued (in shares)			58,008,396	58,221,760
Options, weighted average grant date fair value (in dollars per share)			$ 1.56
Intrinsic value of the stock options exercised			$ 100,000	$ 200,000
Stock Issued During Period Shares Stock Options Exercised And Repurchased			227,792	189,414
Shares remained subject to the right of repurchase as a result of the early exercised stock options			68,868	554,695
Total			$ 10,574,000	$ 13,534,000
2021 Employee Stock Purchase Plan | Graphite Bio, Inc.
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, issued (in shares)			65,222	333,155
Total accrued liabilities				$ 100,000
Restricted Stock Units (RSUs) | Graphite Bio, Inc.
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock vesting period			4 years
Restricted stock awards granted			0	0
Share-based compensation, liabilities for restricted stock awards, cancelled			163,830	5,140
Share-based compensation, liabilities for restricted stock awards, vested			751,758	553,443
Class A common stock options granted and outstanding
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class A common stock shares reserved for future issuance (in shares)			9,317,290	5,271,961
Class A common stock options granted and outstanding | Graphite Bio, Inc.
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total			$ 10,471,000	$ 13,132,000
Unrecognized stock-based compensation expense			$ 7,400,000	$ 31,000,000
Unrecognized compensation cost, recognition period			1 year 6 months	2 years 7 months 6 days
Class A common stock options granted and outstanding | Non-employees | Graphite Bio, Inc.
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total			$ 2,600,000	$ 2,200,000
TwoThousandTwentyStockOptionsAndGrantPlanMember | Graphite Bio, Inc.
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, granted period			10 years
Share based compensation arrangement by share based payment award, exercise price percentage			10.00%
Common stock vesting period			4 years
TwoThousandTwentyStockOptionsAndGrantPlanMember | Minimum | Graphite Bio, Inc.
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, exercise price percentage			100.00%
TwoThousandTwentyStockOptionsAndGrantPlanMember | Stock Option Grant to 10.0% Stockholder | Graphite Bio, Inc.
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock vesting period			5 years
TwoThousandTwentyStockOptionsAndGrantPlanMember | Stock Option Grant to 10.0% Stockholder | Maximum | Graphite Bio, Inc.
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, exercise price percentage			110.00%
TwoThousandTwentyStockOptionsAndGrantPlanMember | Restricted Stock Units (RSUs) | Graphite Bio, Inc.
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock awards granted					832,983
2021 Stock Option and Incentive Plan | Graphite Bio, Inc.
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock vesting period			10 years
Class A common stock shares reserved for future issuance (in shares)			5,636,000
Shares reserved and available for issuance			5.00%
Increase in shares available for issuance	2,911,088	2,900,541	10,798,817
Grant date fair value of year one			$ 1,000,000
Grant date fair value of year thereafter			750,000
ESPP compensation expenses			$ 25,000
Percentage of lower of the fair market value of common stock at the beginning of the offering period or at the end of each applicable purchase period			85.00%
2021 Stock Option and Incentive Plan | Minimum | Graphite Bio, Inc.
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, exercise price percentage			100.00%